UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22255

Columbia ETF Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
THEMATIC BETA ETFs
Semiannual Report
September 30, 2022 (Unaudited)
Columbia EM Core ex-China ETF
Columbia Emerging Markets Consumer ETF
Columbia India Consumer ETF

Thematic Beta ETFs | Semiannual Report 2022
TABLE OF CONTENTS
Columbia EM Core ex-China ETF
Fund at a Glance 3
Columbia Emerging Markets Consumer ETF
Fund at a Glance 5
Columbia India Consumer ETF
Fund at a Glance 7
Understanding Your Fund’s Expenses 9
Portfolio of Investments 10
Statement of Assets and Liabilities 20
Statement of Operations 21
Statement of Changes in Net Assets 22
Financial Highlights 24
Notes to Financial Statements 27
Approval of Investment Management Services Agreement 38
Additional Information 41

FUND AT A GLANCE
Columbia EM Core ex-China ETF
(Unaudited)
Thematic Beta ETFs | Semiannual Report 2022 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Henry Hom, CFA
Portfolio Manager
Managed Fund since October 2021
Investment objective
Columbia EM Core ex-China ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Beta Thematic Emerging Markets ex-China Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund’s former investment manager or Columbia Management Investment Advisers,
LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Columbia Management took over portfolio management in September 2016 upon its acquisition of the
Fund’s previous investment manager. Performance prior to September 2016 is attributable to the Fund's previous investment manager.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Thematic Emerging Markets ex-China Index is a market capitalization-weighted index designed to provide broad, core emerging markets equity exposure by measuring the stock performance of up to 700 companies, excluding those listed or domiciled in China or Hong Kong.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended September 30, 2022)
Inception
6 Months
cumulative 1 Year 5 Years Life
Market Price 09/02/15 -23.34 -25.62 -0.01 5.40
Net Asset Value 09/02/15 -23.20 -25.15 0.37 5.54
Beta Thematic Emerging Markets
ex-China Index -24.20 -26.06 -0.21 4.99
MSCI Emerging Markets Index (Net) -21.70 -28.11 -1.81 3.70

FUND AT A GLANCE
(continued)
Columbia EM Core ex-China ETF
(Unaudited)
4 Thematic Beta ETFs | Semiannual Report 2022
Country breakdown (%) (at September 30, 2022 )
Brazil 11 .1
Chile 0 .7
China 0 .2
Colombia 0 .3
Czech Republic 0 .2
Hungary 0 .3
India 19 .1
Indonesia 4 .2
Kuwait 1 .1
Malaysia 3 .1
Mexico 4 .1
Philippines 1 .5
Poland 0 .6
Russia 0 .0
(a)
South Africa 5 .8
South Korea 16 .1
Taiwan 25 .2
Tanzania 0 .3
Thailand 4 .5
Turkey 0 .7
United States
(b)
0 .9
Total 100 .0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Rounds to zero.
(b) Includes investments in Money Market Funds.
Equity sector breakdown (%) (at September 30, 2022)
Communication Services 6.2
Consumer Discretionary 6.3
Consumer Staples 6.5
Energy 6.5
Financials 26.3
Health Care 2.3
Industrials 6.4
Information Technology 26.8
Materials 9.8
Real Estate 0.3
Utilities 2.6
Total 100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

FUND AT A GLANCE
Columbia Emerging Markets Consumer ETF
(Unaudited)
Thematic Beta ETFs | Semiannual Report 2022 5
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Henry Hom, CFA
Portfolio Manager
Managed Fund since October 2021
Investment objective
Columbia Emerging Markets Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Titans™ Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund’s former investment manager or Columbia Management Investment Advisers,
LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Columbia Management took over portfolio management in September 2016 upon its acquisition of the
Fund’s previous investment manager. Performance prior to September 2016 is attributable to the Fund's previous investment manager.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Dow Jones Emerging Markets Consumer Titans
TM
Index is designed to measure the performance of
60 leading emerging market companies classified in the GICS Consumer Discretionary, Consumer Staples,
and Communication Services sectors.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended September 30, 2022)
Inception
6 Months
cumulative 1 Year 5 Years 10 Years
Market Price 09/14/10 -9.15 -22.17 -6.12 -1.49
Net Asset Value 09/14/10 -9.28 -21.90 -5.92 -1.42
Dow Jones Emerging Markets
Consumer Titans™ Index -8.95 -21.57 -5.18 -0.48
MSCI Emerging Markets Index (Net) -21.70 -28.11 -1.81 1.05

FUND AT A GLANCE
(continued)
Columbia Emerging Markets Consumer ETF
(Unaudited)
6 Thematic Beta ETFs | Semiannual Report 2022
Country breakdown (%) (at September 30, 2022 )
Brazil 4 .5
China 41 .0
Greece 0 .5
India 20 .6
Indonesia 2 .9
Kuwait 1 .1
Mexico 2 .8
Russia 0 .0
(a)
Saudi Arabia 6 .0
South Africa 3 .0
Taiwan 12 .4
Thailand 3 .0
United Arab Emirates 1 .9
United States
(b)
0 .3
Total 100 .0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Rounds to zero.
(b) Includes investments in Money Market Funds.
Equity sector breakdown (%) (at September 30, 2022)
Communication Services 32.6
Consumer Discretionary 37.4
Consumer Staples 30.0
Total 100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

FUND AT A GLANCE
Columbia India Consumer ETF
(Unaudited)
Thematic Beta ETFs | Semiannual Report 2022 7
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Henry Hom, CFA
Portfolio Manager
Managed Fund since October 2021
Investment objective
Columbia India Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Consumer Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund’s former investment manager or Columbia Management Investment Advisers,
LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Columbia Management took over portfolio management in September 2016 upon its acquisition of the
Fund’s previous investment manager. Performance prior to September 2016 is attributable to the Fund's previous investment manager.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Indxx India Consumer Index is a maximum 30-stock free-float adjusted market capitalization weighted index designed to measure the market performance of companies in the consumer industry in India as defined by Indxx’s proprietary methodology.
The MSCI India Index (Net) is designed to measure the performance of the large and mid cap segments of the Indian market. With 80 constituents, the index covers approximately 85% of the Indian equity universe.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI India Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended September 30, 2022)
Inception
6 Months
cumulative 1 Year 5 Years 10 Years
Market Price 08/10/11 3.39 -4.36 5.33 9.67
Net Asset Value 08/10/11 3.53 -3.72 5.61 9.74
Indxx India Consumer Index 5.04 -2.90 7.30 11.50
MSCI India Index (Net) -8.04 -9.94 7.98 7.27

FUND AT A GLANCE
(continued)
Columbia India Consumer ETF
(Unaudited)
8 Thematic Beta ETFs | Semiannual Report 2022
Equity sector breakdown (%) (at September 30, 2022)
Consumer Discretionary 55 .3
Consumer Staples 44 .7
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Thematic Beta ETFs | Semiannual Report 2022 9
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended September 30, 2022.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Had the Investment Manager not waived fees or reimbursed a portion of expenses for Columbia Emerging Markets Consumer ETF and Columbia India
Consumer ETF, account values at the end of the period would have been reduced.
April 1, 2022 — September 30, 2022
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia EM Core ex-China ETF 1,000.00 1,000.00 768.00 1,024.27 0.71 0.81 0.16
Columbia Emerging Markets Consumer ETF 1,000.00 1,000.00 907.20 1,022.61 2.34 2.48 0.49
Columbia India Consumer ETF 1,000.00 1,000.00 1035.30 1,021.31 3.83 3.80 0.75

PORTFOLIO OF INVESTMENTS
Columbia EM Core ex-China ETF
September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
10 Thematic Beta ETFs | Semiannual Report 2022
Common Stocks - 94 .8%
Issuer Shares Value ($)
Brazil - 7.0%
3R PETROLEUM OLEO E GAS SA
(a)
11,760 77,424
Ambev SA 88,095 253,103
Americanas SA 29,574 92,842
B3 SA - Brasil Bolsa Balcao 283,951 685,092
Banco BTG Pactual SA 99,031 454,248
Banco do Brasil SA 86,012 612,548
Banco Santander Brasil SA 102,629 575,679
Caixa Seguridade Participacoes S/A 54,796 86,213
Cia Siderurgica Nacional SA 40,059 94,207
Embraer SA
(a)
50,348 108,443
Hapvida Participacoes e Investimentos SA
(b)
191,813 268,453
Localiza Rent a Car SA 17,133 193,508
Lojas Renner SA 32,339 166,513
Magazine Luiza SA
(a)
237,999 197,128
Natura & Co. Holding SA 47,467 129,268
Pet Center Comercio e Participacoes SA 49,412 92,907
Petro Rio SA
(a)
21,660 110,245
Sul America SA 18,113 73,874
Suzano SA 25,794 212,214
TOTVS SA 25,937 140,742
Vale SA 120,921 1,610,536
WEG SA 49,239 292,584
Total 6,527,771
Chile - 0.3%
Empresas Copec SA 46,389 300,300
China - 0.2%
Silergy Corp. 11,900 157,797
Colombia - 0.3%
Grupo Argos SA/Colombia 21,475 45,857
Grupo de Inversiones Suramericana SA 17,233 140,670
Interconexion Electrica SA ESP 17,680 63,500
Total 250,027
Czech Republic - 0.2%
CEZ AS 2,618 89,765
Komercni Banka AS 4,118 103,270
Total 193,035
Hungary - 0.3%
MOL Hungarian Oil & Gas PLC 8,681 48,364
OTP Bank Nyrt 8,920 163,337
Richter Gedeon Nyrt 5,852 100,274
Total 311,975
India - 19.1%
Adani Ports & Special Economic Zone Ltd. 40,444 407,989
Adani Power Ltd.
(a)
23,286 106,911
Axis Bank Ltd. 85,889 774,098
Bandhan Bank Ltd.
(a),(b)
21,652 70,957
Bharat Petroleum Corp. Ltd. 21,516 80,614
Bharti Airtel Ltd. 68,311 671,680
BSE Ltd. 8,071 60,112
Cipla Ltd. 19,733 270,448
Coal India Ltd. 62,374 162,737
HDFC Bank Ltd. ADR 42,586 2,487,874
HDFC Life Insurance Co. Ltd.
(b)
21,902 142,812
Hindalco Industries Ltd. 36,141 173,505
ICICI Bank Ltd. ADR 114,621 2,403,602
IDBI Bank Ltd.
(a)
225,609 114,397
Indian Hotels Co. Ltd. 42,284 172,408
IndusInd Bank Ltd. 21,272 309,910
Infosys Ltd. ADR 118,480 2,010,606
ITC Ltd. 208,649 852,024
Common Stocks (continued)
Issuer Shares Value ($)
Jubilant Foodworks Ltd. 20,888 159,886
Kotak Mahindra Bank Ltd. 41,931 937,673
NTPC Ltd. 116,000 227,647
Oil & Natural Gas Corp. Ltd. 96,265 150,046
Power Grid Corp of India Ltd. 70,743 184,529
Reliance Industries Ltd. GDR
(b)
41,071 2,402,654
State Bank of India GDR 11,848 771,305
Tata Motors Ltd. ADR
(a)
19,041 461,935
Tata Power Co. Ltd. (The) 51,647 137,448
Tata Steel Ltd. 227,452 277,635
Vedanta Ltd. 97,544 323,803
Vodafone Idea Ltd.
(a)
646,690 69,954
Wipro Ltd. 47,550 230,440
Zee Entertainment Enterprises Ltd. 40,428 128,289
Zomato Ltd.
(a)
101,319 77,654
Total 17,813,582
Indonesia - 4.2%
PT Adaro Energy Indonesia Tbk 503,307 130,888
PT Astra International Tbk 1,004,018 436,816
PT Bank Central Asia Tbk 2,380,647 1,336,696
PT Bank Jago Tbk
(a)
180,932 78,421
PT Bank Mandiri Persero Tbk 1,258,186 778,749
PT Bank Rakyat Indonesia Persero Tbk 1,273,061 375,376
PT Elang Mahkota Teknologi Tbk 598,697 59,762
PT Merdeka Copper Gold Tbk
(a)
328,566 85,014
PT Telkom Indonesia Persero Tbk 2,197,825 643,723
Total 3,925,445
Kuwait - 1.1%
Agility Public Warehousing Co KSC 72,610 156,488
Gulf Bank KSCP 127,965 123,857
Humansoft Holding Co KSC 10,796 114,073
Kuwait Finance House KSCP 117,217 318,050
Kuwait Telecommunications Co. 80,076 143,126
National Bank of Kuwait SAKP 68,517 215,753
Total 1,071,347
Malaysia - 3.1%
CIMB Group Holdings Bhd 69,540 76,933
Dialog Group Bhd 488,617 209,693
Genting Malaysia Bhd 162,775 97,939
IHH Healthcare Bhd 413,024 525,521
Inari Amertron Bhd 225,661 122,637
Malayan Banking Bhd 108,740 201,205
Malaysia Airports Holdings Bhd
(a)
63,000 76,084
Petronas Dagangan Bhd 95,995 414,453
Public Bank Bhd 80,414 73,356
Sime Darby Plantation Bhd 193,495 170,670
Tenaga Nasional Bhd 501,499 870,620
Top Glove Corp. Bhd 557,300 75,116
Total 2,914,227
Mexico - 4.1%
America Movil SAB de CV Series L 227,595 188,233
Arca Continental SAB de CV 20,704 149,322
Cemex SAB de CV Series CPO
(a)
551,231 190,255
Controladora Vuela Cia de Aviacion SAB de
CV
Class A
(a)
129,856 91,899
Fomento Economico Mexicano SAB de CV
Series UBD 46,221 290,141
Grupo Aeroportuario del Centro Norte SAB
de CV 14,936 94,129
Grupo Aeroportuario del Pacifico SAB de CV
Class B
12,668 160,370

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic Beta ETFs | Semiannual Report 2022 11
Common Stocks (continued)
Issuer Shares Value ($)
Grupo Aeroportuario del Sureste SAB de CV
Class B
5,985 118,069
Grupo Bimbo SAB de CV Series A 118,597 418,591
Grupo Financiero Banorte SAB de CV
Class O
80,949 520,618
Grupo Mexico SAB de CV Series B 139,287 471,875
Grupo Televisa SAB Series CPO 82,201 89,120
Prologis Property Mexico SA de CV 47,086 119,872
Regional SAB de CV 15,493 87,476
Sitios Latinoamerica SAB de CV
(a)
11,091 4,959
Wal-Mart de Mexico SAB de CV 227,404 801,046
Total 3,795,975
Philippines - 1.5%
ACEN Corp. 735,314 70,239
Ayala Corp. 21,905 230,166
Ayala Land, Inc. 223,643 87,168
International Container Terminal Services,
Inc. 44,874 119,868
JG Summit Holdings, Inc. 112,017 80,347
Manila Electric Co. 58,937 264,400
SM Investments Corp. 35,522 439,291
SM Prime Holdings, Inc. 187,626 96,333
Total 1,387,812
Poland - 0.6%
Powszechna Kasa Oszczednosci Bank
Polski SA 58,668 259,427
Powszechny Zaklad Ubezpieczen SA 69,191 324,451
Total 583,878
Russia - 0.0%
Gazprom PJSC
(a),(c),(d)
251,024 0
LUKOIL PJSC
(c),(d)
14,277 0
MMC Norilsk Nickel PJSC ADR
(c),(d)
19,108 0
Mobile TeleSystems PJSC ADR
(c),(d)
49,482 0
Total 0
South Africa - 5.9%
Absa Group Ltd. 11,684 114,828
Anglo American Platinum Ltd. 3,227 231,310
Bid Corp. Ltd. 28,007 434,492
Bidvest Group Ltd. (The) 41,742 456,474
Capitec Bank Holdings Ltd. 2,373 205,051
FirstRand Ltd. 251,120 848,687
Gold Fields Ltd. 36,318 297,960
Harmony Gold Mining Co. Ltd. 25,512 60,641
Impala Platinum Holdings Ltd. 26,458 249,778
Mr Price Group Ltd. 9,328 89,681
MTN Group Ltd. 54,106 360,897
Naspers Ltd.
Class N
6,146 773,970
Sasol Ltd. 16,260 258,513
Shoprite Holdings Ltd. 48,161 581,469
Sibanye Stillwater Ltd. 100,780 235,569
Standard Bank Group Ltd. 19,851 159,051
Thungela Resources Ltd. 5,347 99,130
Total 5,457,501
South Korea - 16.1%
Celltrion Healthcare Co. Ltd. 3,008 142,547
Celltrion, Inc. 4,376 536,792
DB HiTek Co. Ltd. 1,407 36,731
Doosan Enerbility Co. Ltd.
(a)
12,182 121,335
Ecopro BM Co. Ltd. 1,275 78,512
Hana Financial Group, Inc. 16,675 413,174
HLB, Inc.
(a)
3,381 101,262
HMM Co. Ltd. 11,405 147,475
Common Stocks (continued)
Issuer Shares Value ($)
HYBE Co. Ltd.
(a)
889 83,886
Hyundai Mobis Co. Ltd. 2,452 327,345
Hyundai Motor Co. 5,661 698,376
Kakao Corp. 11,452 457,055
KakaoBank Corp.
(a)
7,048 98,772
KB Financial Group, Inc. 18,786 573,809
Kia Corp. 10,632 534,312
Krafton, Inc.
(a)
816 119,774
L&F Co. Ltd.
(a)
579 71,915
LG Chem Ltd. 1,293 484,412
LG Electronics, Inc. 6,318 347,099
LG Energy Solution Ltd.
(a)
824 245,639
LG Innotek Co. Ltd. 310 59,261
NAVER Corp. 5,057 683,952
POSCO Holdings, Inc. 3,284 484,325
Samsung Electro-Mechanics Co. Ltd. 5,222 408,796
Samsung Electronics Co. Ltd. 133,354 4,949,394
Samsung Engineering Co. Ltd.
(a)
6,401 101,784
Samsung SDI Co. Ltd. 2,059 785,779
Shinhan Financial Group Co. Ltd. 23,912 559,902
SK Hynix, Inc. 17,690 1,027,496
SK Innovation Co. Ltd.
(a)
1,430 143,430
SK Telecom Co. Ltd. 2,830 100,485
Woori Financial Group, Inc. 10,006 74,833
Total 14,999,659
Taiwan - 25.3%
Accton Technology Corp. 11,961 102,661
Acer, Inc. 137,193 94,634
Advantech Co. Ltd. 11,408 105,460
Alchip Technologies Ltd. 2,864 78,210
ASE Technology Holding Co. Ltd. 66,580 167,976
Asia Vital Components Co. Ltd. 28,775 101,056
Asustek Computer, Inc. 13,044 96,138
AUO Corp.
(c),(d)
347,736 161,004
Catcher Technology Co. Ltd. 60,351 327,902
Cathay Financial Holding Co. Ltd. 78,028 98,183
Chailease Holding Co. Ltd. 24,469 140,653
Chang Hwa Commercial Bank Ltd. 827,999 447,264
China Airlines Ltd. 80,537 49,846
China Development Financial Holding Corp. 200,830 75,907
China Steel Corp. 506,334 425,812
Chipbond Technology Corp. 265,938 423,001
Chunghwa Telecom Co. Ltd. 216,309 776,693
CTBC Financial Holding Co. Ltd. 830,890 519,486
Delta Electronics, Inc. 44,912 357,893
E Ink Holdings, Inc. 18,911 126,276
E.Sun Financial Holding Co. Ltd. 206,394 167,396
eMemory Technology, Inc. 3,001 108,228
Eva Airways Corp. 201,653 179,112
Far Eastern New Century Corp. 656,647 669,077
Far EasTone Telecommunications Co. Ltd. 210,569 480,179
Faraday Technology Corp. 10,862 45,844
Formosa Chemicals & Fibre Corp. 123,860 269,575
Formosa Petrochemical Corp. 121,255 316,610
Formosa Plastics Corp. 218,435 595,813
Fubon Financial Holding Co. Ltd. 96,798 152,138
Gigabyte Technology Co. Ltd. 24,904 69,263
Hon Hai Precision Industry Co. Ltd. 368,857 1,185,027
Innolux Corp.
(c),(d)
383,930 126,368
Largan Precision Co. Ltd. 4,340 228,968
Lite-On Technology Corp. 62,737 126,071
Makalot Industrial Co. Ltd. 49,854 288,142

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Thematic Beta ETFs | Semiannual Report 2022
Common Stocks (continued)
Issuer Shares Value ($)
MediaTek, Inc. 42,503 737,634
Mega Financial Holding Co. Ltd. 129,087 126,651
Nan Ya Plastics Corp. 351,720 741,128
Novatek Microelectronics Corp. 16,660 114,918
PharmaEssentia Corp.
(a)
3,765 57,336
President Chain Store Corp. 43,352 385,742
Taiwan Business Bank 1,432,764 568,611
Taiwan Mobile Co. Ltd. 204,209 614,897
Taiwan Semiconductor Manufacturing Co.
Ltd. 676,941 8,997,735
Unimicron Technology Corp. 36,561 135,309
Uni-President Enterprises Corp. 271,769 576,083
United Microelectronics Corp.
(a)
345,263 388,773
Walsin Lihwa Corp. 76,894 98,088
Wan Hai Lines Ltd. 50,667 106,603
Wiwynn Corp. 3,566 90,753
Yang Ming Marine Transport Corp. 64,395 124,738
Total 23,548,865
Tanzania - 0.3%
AngloGold Ashanti Ltd. 22,625 314,302
Thailand - 4.5%
Bangkok Expressway & Metro PCL NVDR 472,857 115,331
Banpu PCL NVDR 221,991 72,388
BTS Group Holdings PCL NVDR 2,539,187 558,729
Bumrungrad Hospital PCL NVDR 21,029 126,553
Central Retail Corp PCL NVDR 133,038 139,316
Charoen Pokphand Foods PCL NVDR 155,771 103,242
CP ALL PCL NVDR 308,398 459,899
Delta Electronics Thailand PCL NVDR 17,000 294,751
Energy Absolute PCL NVDR 40,435 94,602
Global Power Synergy PCL NVDR 44,436 75,101
Gulf Energy Development PCL NVDR 165,800 230,766
Home Product Center PCL NVDR 1,168,913 418,354
Kasikornbank PCL NVDR 23,084 88,125
Krung Thai Bank PCL NVDR 206,236 91,308
Minor International PCL NVDR
(a)
108,691 76,360
SCB X PCL 138,289 381,285
Siam Cement PCL (The) 32,001 276,573
Siam Commercial Bank PCL (The)
(c)
4,200 11,580
Thai Oil PCL NVDR 46,308 62,918
Thai Union Group PCL NVDR 766,129 379,815
Tisco Financial Group PCL NVDR 30,230 74,333
True Corp PCL NVDR 559,989 74,972
Total 4,206,301
Turkey - 0.7%
Eregli Demir ve Celik Fabrikalari TAS 74,158 115,926
Turk Hava Yollari AO
(a)
42,210 160,748
Turkiye Petrol Rafinerileri AS
(a)
21,493 335,754
Total 612,428
Total Common Stocks
(Cost: $ 109,241,930 ) 88,372,227
Preferred Stocks - 4 .5%
Issuer Shares Value ($)
Brazil - 4.1%
Azul SA Preference Shares
(a)
63,842 173,744
Banco Bradesco SA Preference Shares 237,730 872,008
Gerdau SA Preference Shares 37,760 170,619
Itau Unibanco Holding SA Preference Shares 207,337 1,075,622
Itausa SA Preference Shares 347,606 625,310
Petroleo Brasileiro SA Preference Shares 165,626 912,515
Total 3,829,818
Preferred Stocks (continued)
Issuer Shares Value ($)
Chile - 0.4%
Sociedad Quimica y Minera de Chile SA
Preference Shares Class B 4,265 401,151
Total Preferred Stocks
(Cost: $ 4,179,535 ) 4,230,969
Rights - 0.0%
Issuer Shares Value ($)
Brazil - 0.0%
Localiza Rent a Car SA, expiring 11/07/22
(a)
51 104
Taiwan - 0.0%
PharmaEssentia Corp., expiring 10/25/22
(a)
161 383
Total Rights
(Cost: $ 0 ) 487
Money Market Funds - 0 .9%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 2.493%
(e)
829,778 829,778
Total Money Market Funds
(Cost: $829,778) 829,778
Total Investments in Securities
(Cost: $114,251,243) 93,433,461
Other Assets & Liabilities, Net (221,908)
Net Assets 93,211,553

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic Beta ETFs | Semiannual Report 2022 13
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2022, the total value of these securities amounted to $2,884,876, which represents 3.09% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2022, the value of these securities amounted to $298,952, which represents less than 0.32% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) The rate shown is the seven-day current annualized yield at September 30, 2022.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the investment manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
14 Thematic Beta ETFs | Semiannual Report 2022
Fair Value Measurements (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2022:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Brazil 6,527,771 – – 6,527,771
Chile 300,300 – – 300,300
China 157,797 – – 157,797
Colombia 250,027 – – 250,027
Czech Republic 193,035 – – 193,035
Hungary 311,975 – – 311,975
India 17,813,582 – – 17,813,582
Indonesia 3,925,445 – – 3,925,445
Kuwait 1,071,347 – – 1,071,347
Malaysia 2,914,227 – – 2,914,227
Mexico 3,795,975 – – 3,795,975
Philippines 1,387,812 – – 1,387,812
Poland 583,878 – – 583,878
Russia – – 0
(a)
0
(a)
South Africa 5,457,501 – – 5,457,501
South Korea 14,999,659 – – 14,999,659
Taiwan 23,261,493 – 287,372 23,548,865
Tanzania 314,302 – – 314,302
Thailand 4,194,721 11,580 – 4,206,301
Turkey 612,428 – – 612,428
Total Common Stocks 88,073,275 11,580 287,372 88,372,227
Preferred Stocks
Brazil 3,829,818 – – 3,829,818
Chile 401,151 – – 401,151
Total Preferred Stocks 4,230,969 – – 4,230,969
Rights
Brazil 104 – – 104
Taiwan – 383 – 383
Total Rights 104 383 – 487
Money Market Funds 829,778 – – 829,778
Total Investments in Securities 93,134,126 11,963 287,372 93,433,461
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain rights classified as Level 3 are valued using a market approach. To determine fair  value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer and the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
(a) Rounds to zero.

PORTFOLIO OF INVESTMENTS
Columbia Emerging Markets Consumer ETF
September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic Beta ETFs | Semiannual Report 2022 15
Common Stocks - 99 .9%
Issuer Shares Value ($)
Brazil - 4.5%
Raia Drogasil SA 375,569 1,578,281
Telefonica Brasil SA 158,978 1,190,090
Vibra Energia SA 404,873 1,291,228
Total 4,059,599
China - 41.1%
Alibaba Group Holding Ltd. ADR
(a)
47,702 3,815,683
ANTA Sports Products Ltd. 94,839 1,005,185
Baidu, Inc. ADR
(a)
23,219 2,728,000
Bilibili, Inc. ADR
(a)
18,490 283,267
BYD Co. Ltd.
Class H
87,573 2,168,714
China Mengniu Dairy Co. Ltd.
(a)
243,876 967,750
China Resources Beer Holdings Co. Ltd. 152,968 1,064,944
China Tower Corp. Ltd.
Class H
(b)
3,933,625 420,928
Geely Automobile Holdings Ltd. 542,499 747,760
Great Wall Motor Co. Ltd.
Class H
257,367 295,730
Guangzhou Automobile Group Co. Ltd.
Class
H
248,324 177,151
Haier Smart Home Co. Ltd.
Class H
191,049 585,323
Hengan International Group Co. Ltd. 60,623 271,069
JD.com, Inc. ADR 72,174 3,630,352
Kuaishou Technology
(a),(b)
154,677 1,003,935
Li Ning Co. Ltd. 210,187 1,609,223
Meituan
Class B
(a),(b)
197,125 4,158,512
NetEase, Inc. ADR 31,531 2,383,744
Nongfu Spring Co. Ltd.
Class H
(b)
155,254 900,880
Pinduoduo, Inc. ADR
(a)
25,757 1,611,873
Tencent Holdings Ltd. 108,877 3,694,930
Tencent Music Entertainment Group ADR
(a)
49,266 200,020
Tingyi Cayman Islands Holding Corp. 146,932 253,438
Tsingtao Brewery Co. Ltd.
Class H
44,000 417,305
Vipshop Holdings Ltd. ADR
(a)
29,231 245,833
Want Want China Holdings Ltd. 580,453 379,333
Yum China Holdings, Inc. 35,380 1,674,535
Zhongsheng Group Holdings Ltd. 59,915 239,281
Total 36,934,698
Greece - 0.5%
Hellenic Telecommunications Organization
SA 30,886 449,325
India - 20.6%
Avenue Supermarts Ltd.
(a),(b)
34,074 1,837,308
Hero MotoCorp Ltd. 29,884 936,437
Hindustan Unilever Ltd. 134,725 4,465,564
ITC Ltd. 655,605 2,677,181
Mahindra & Mahindra Ltd. GDR 213,440 3,329,664
Maruti Suzuki India Ltd. 30,751 3,337,065
Nestle India Ltd. 8,369 1,969,519
Total 18,552,738
Indonesia - 3.0%
PT Astra International Tbk 2,393,135 1,041,177
PT Telkom Indonesia Persero Tbk 5,491,060 1,608,283
Total 2,649,460
Kuwait - 1.1%
Mobile Telecommunications Co. KSCP 519,318 980,161
Mexico - 2.8%
Fomento Economico Mexicano SAB de CV
Series UBD 142,372 893,706
Grupo Televisa SAB Series CPO 220,645 239,217
Wal-Mart de Mexico SAB de CV 393,944 1,387,694
Total 2,520,617
Common Stocks (continued)
Issuer Shares Value ($)
Russia - 0.0%
Magnit PJSC GDR
(c),(d)
2 0
Magnit PJSC
(c),(d)
15,524 0
Mobile TeleSystems PJSC ADR
(c),(d)
86,390 0
Yandex NV
Class A
(a),(c),(d)
66,463 0
Total 0
Saudi Arabia - 6.0%
Almarai Co. JSC 59,760 846,216
Etihad Etisalat Co. 88,352 837,192
Saudi Telecom Co. 355,048 3,718,695
Total 5,402,103
South Africa - 3.0%
Shoprite Holdings Ltd. 126,011 1,521,387
Vodacom Group Ltd. 174,266 1,183,719
Total 2,705,106
Taiwan - 12.4%
Chunghwa Telecom Co. Ltd. 970,515 3,484,794
Far EasTone Telecommunications Co. Ltd. 408,218 930,895
Hotai Motor Co. Ltd. 93,001 1,675,535
President Chain Store Corp. 142,387 1,266,948
Taiwan Mobile Co. Ltd. 426,904 1,285,458
Uni-President Enterprises Corp. 1,194,996 2,533,095
Total 11,176,725
Thailand - 3.0%
Advanced Info Service PCL 182,803 945,031
CP ALL PCL 751,392 1,120,514
Thai Beverage PCL 1,472,728 615,818
Total 2,681,363
United Arab Emirates - 1.9%
Emirates Telecommunications Group Co.
PJSC 272,092 1,730,461
Total Common Stocks
(Cost: $ 104,360,375 ) 89,842,356
Money Market Funds - 0 .3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 2.493%
(e)
308,721 308,721
Total Money Market Funds
(Cost: $308,721) 308,721
Total Investments in Securities
(Cost: $104,669,096) 90,151,077
Other Assets & Liabilities, Net (183,951)
Net Assets 89,967,126

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Emerging Markets Consumer ETF
September 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
16 Thematic Beta ETFs | Semiannual Report 2022
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2022, the total value of these securities amounted to $8,321,563, which represents 9.25% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2022, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) The rate shown is the seven-day current annualized yield at September 30, 2022.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
PJSC Private Joint Stock Company
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the investment manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Emerging Markets Consumer ETF
September 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic Beta ETFs | Semiannual Report 2022 17
Fair Value Measurements (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2022:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Brazil 4,059,599 – – 4,059,599
China 36,934,698 – – 36,934,698
Greece 449,325 – – 449,325
India 18,552,738 – – 18,552,738
Indonesia 2,649,460 – – 2,649,460
Kuwait 980,161 – – 980,161
Mexico 2,520,617 – – 2,520,617
Russia – – 0
(a)
0
(a)
Saudi Arabia 5,402,103 – – 5,402,103
South Africa 2,705,106 – – 2,705,106
Taiwan 11,176,725 – – 11,176,725
Thailand 2,681,363 – – 2,681,363
United Arab Emirates 1,730,461 – – 1,730,461
Total Common Stocks 89,842,356 – 0
(a)
89,842,356
Money Market Funds 308,721 – – 308,721
Total Investments in Securities 90,151,077 – 0
(a)
90,151,077
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
(a) Rounds to zero.

PORTFOLIO OF INVESTMENTS (Consolidated)
Columbia India Consumer ETF
September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
18 Thermatic Beta ETFs | Semiannual Report 2022
Notes to Consolidated Portfolio of Investments
Common Stocks - 103 .1%
Issuer Shares Value ($)
Consumer Discretionary - 57.0%
Bajaj Auto Ltd. 83,835 3,635,456
Balkrishna Industries Ltd. 62,959 1,457,786
Bharat Forge Ltd. 184,363 1,576,183
Bosch Ltd. 6,798 1,321,545
Eicher Motors Ltd. 103,554 4,673,670
FSN E-Commerce Ventures Ltd.
(a)
87,479 1,367,920
Hero MotoCorp Ltd. 101,829 3,190,885
Jubilant Foodworks Ltd. 301,020 2,304,146
Mahindra & Mahindra Ltd. 390,538 6,088,171
Maruti Suzuki India Ltd. 40,404 4,384,598
Page Industries Ltd. 3,962 2,467,563
Relaxo Footwears Ltd. 37,328 461,993
Samvardhana Motherson International Ltd. 1,065,573 1,427,729
Sona Blw Precision Forgings Ltd.
(b)
128,860 734,578
Tata Motors Ltd.
(a)
686,278 3,413,200
Titan Co. Ltd. 115,082 3,687,872
TVS Motor Co. Ltd. 157,951 2,004,209
Zomato Ltd.
(a)
2,160,875 1,656,158
Total 45,853,662
Consumer Staples - 46.1%
Avenue Supermarts Ltd.
(a),(b)
68,342 3,685,077
Britannia Industries Ltd. 89,680 4,236,502
Colgate-Palmolive India Ltd. 104,639 2,095,835
Common Stocks (continued)
Issuer Shares Value ($)
Dabur India Ltd. 447,660 3,152,831
Godrej Consumer Products Ltd.
(a)
274,349 3,070,402
Hindustan Unilever Ltd. 137,016 4,541,502
ITC Ltd. 1,214,161 4,958,059
Marico Ltd. 411,372 2,719,767
Nestle India Ltd. 16,562 3,897,619
Procter & Gamble Hygiene & Health Care
Ltd. 7,437 1,269,358
United Breweries Ltd. 50,546 1,060,548
United Spirits Ltd.
(a)
230,746 2,389,113
Total 37,076,613
Total Common Stocks
(Cost: $ 57,064,408 ) 82,930,275
Money Market Funds - 0 .5%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 2.493%
(c)
407,702 407,702
Total Money Market Funds
(Cost: $407,702) 407,702
Total Investments in Securities
(Cost: $57,472,110) 83,337,977
Other Assets & Liabilities, Net (2,896,955)
Net Assets 80,441,022
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2022, the total value of these securities amounted to $4,419,655, which represents 5.49% of total net assets.
(c) The rate shown is the seven-day current annualized yield at September 30, 2022.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

PORTFOLIO OF INVESTMENTS (Consolidated)
(continued)
Columbia India Consumer ETF
September 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thermatic Beta ETFs | Semiannual Report 2022 19
Fair Value Measurements (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the investment manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2022:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary 45,853,662 – – 45,853,662
Consumer Staples 37,076,613 – – 37,076,613
Total Common Stocks 82,930,275 – – 82,930,275
Money Market Funds 407,702 – – 407,702
Total Investments in Securities 83,337,977 – – 83,337,977
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
20 Thematic Beta ETFs | Semiannual Report 2022
Columbia EM Core ex-
China ETF
Columbia Emerging
Markets Consumer
ETF
Columbia India
Consumer ETF
(Consolidated)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $114,251,243, $104,669,096 and
$57,472,110, respectively) $93,433,461 $90,151,077 $83,337,977
Cash 319,781 – 542
Foreign currency (cost $786,107, $2,175 and $5,578, respectively) 781,630 2,143 5,476
Receivable for:
Capital shares sold 1,248 – –
Dividends 197,210 148,481 693
Foreign tax reclaims 14,373 1,287 –
Reimbursement due from Investment Manager – – 4,078
Total assets 94,747,703 90,302,988 83,348,766
Liabilities
Payable for:
Investments purchased 1,519,339 – –
Investment management fees 12,689 39,463 51,017
Foreign capital gains taxes deferred – 296,399 2,856,606
Accrued expenses and other liabilities 4,122 – 121
Total liabilities 1,536,150 335,862 2,907,744
Net assets applicable to outstanding capital stock $93,211,553 $89,967,126 $80,441,022
Represented by:
Paid-in capital $116,361,956 $325,473,939 $52,973,824
Total distributable earnings (loss) (23,150,403) (235,506,813) 27,467,198
Total — representing net assets applicable to outstanding capital stock $93,211,553 $89,967,126 $80,441,022
Shares outstanding 3,950,000 4,650,000 1,550,000
Net asset value per share $23.60 $19.35 $51.90

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Semiannual Report 2022 21
Columbia EM Core ex-
China ETF
Columbia Emerging
Markets Consumer
ETF
Columbia India
Consumer ETF
(Consolidated)
Investment Income:
Dividends - unaffiliated issuers $2,541,347 $1,724,021 $645,317
Foreign taxes withheld (342,843) (206,913) (140,461)
Total income 2,198,504 1,517,108 504,856
Expenses:
Investment management fees 76,281 263,963 296,728
Mauritius taxes paid – – 4,078
Overdraft expense 1,423 507 4,359
Total expenses 77,704 264,470 305,165
Fees waived by the Investment Manager and its affiliates – (722) (8,437)
Total net expenses 77,704 263,748 296,728
Net Investment income 2,120,800 1,253,360 208,128
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments - unaffiliated issuers (3,440,332) (1,545,686) (18,205)
In-kind transactions – 779,520 –
Foreign currency translations (115,364) (53,994) (5,409)
Net realized loss (3,555,696) (820,160) (23,614)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (23,832,011) (9,894,806) 3,331,876
Foreign capital gains tax 66,697 (328,503) (780,163)
Foreign currency translations (10,550) (16,104) (3,616)
Net change in unrealized appreciation (depreciation) (23,775,864) (10,239,413) 2,548,097
Net realized and unrealized gain (loss) (27,331,560) (11,059,573) 2,524,483
Net Increase (Decrease) in net assets resulting from operations $(25,210,760) $(9,806,213) $2,732,611

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
22 Thematic Beta ETFs | Semiannual Report 2022
,
Columbia EM Core ex-China ETF
Columbia Emerging Markets Consumer
ETF
Six Months Ended
September 30,
2022
(Unaudited)
Year Ended
March 31,
2022
Six Months Ended
September 30,
2022
(Unaudited)
Year Ended
March 31,
2022
Operations
Net investment income $2,120,800 $1,277,747 $1,253,360 $1,939,970
Net realized loss (3,555,696) (278,614) (820,160) (1,506,371)
Net change in unrealized depreciation (23,775,864) (4,318,432) (10,239,413) (36,469,352)
Net decrease in net assets resulting from operations (25,210,760) (3,319,299) (9,806,213) (36,035,753)
Distributions to shareholders
Net investment income and net realized gains – (1,046,095) – (1,431,289)
Shareholder transactions
Proceeds from shares sold 23,158,569 69,559,516 – 1,972,850
Cost of shares redeemed – – (17,523,414) (30,207,693)
Net increase (decrease) in net assets resulting from shareholder transactions 23,158,569 69,559,516 (17,523,414) (28,234,843)
Increase (decrease) in net assets (2,052,191) 65,194,122 (27,329,627) (65,701,885)
Net Assets:
Net assets at beginning of period 95,263,744 30,069,622 117,296,753 182,998,638
Net assets at end of period $93,211,553 $95,263,744 $89,967,126 $117,296,753
Capital stock activity
Shares outstanding, beginning of
period
3,100,000 950,000 5,500,000 6,600,000
Subscriptions 850,000 2,150,000 – 100,000
Redemptions – – (850,000) (1,200,000)
Shares outstanding, end of
period
3,950,000 3,100,000 4,650,000 5,500,000

STATEMENT OF CHANGES IN NET ASSETS
(continued)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Semiannual Report 2022 23
Columbia India Consumer ETF
(Consolidated)
Six Months Ended
September 30,
2022
(Unaudited)
Year Ended
March 31,
2022
Operations
Net investment income $208,128 $663,309
Net realized gain (loss) (23,614) 12,171,682
Net change in unrealized appreciation (depreciation) 2,548,097 (7,987,201)
Net increase in net assets resulting from operations 2,732,611 4,847,790
Distributions to shareholders
Net investment income and net realized gains – (6,069,618)
Shareholder transactions
Proceeds from shares sold – 16,519,845
Cost of shares redeemed (356) (29,121,438)
Net decrease in net assets resulting from shareholder transactions (356) (12,601,593)
Increase (decrease) in net assets 2,732,255 (13,823,421)
Net Assets:
Net assets at beginning of period 77,708,767 91,532,188
Net assets at end of period $80,441,022 $77,708,767
Capital stock activity
Shares outstanding, beginning of
period
1,550,000 1,800,000
Subscriptions – 300,000
Redemptions – (550,000)
Shares outstanding, end of
period
1,550,000 1,550,000

FINANCIAL HIGHLIGHTS
Columbia EM Core ex-China ETF
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
24 Thematic Beta ETFs | Semiannual Report, 2022
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Six Months Ended
September 30, 2022
(Unaudited)
Year Ended March 31,
2022 2021 2020 2019 2018
Per share data
Net asset value, beginning of
period
$ 30 .73 $ 31 .65 $ 19 .09 $ 25 .40 $ 28 .03 $ 24 .91
Income (loss) from investment
operations:
Net investment income 0 .60 0 .80 0 .68 0 .69 0 .65 0 .66
Net realized and unrealized gain (loss) ( 7 .73 ) ( 1 .10 ) 12 .37 ( 6 .41 ) ( 2 .51 ) 4 .83
Total from investment operations ( 7 .13 ) ( 0 .30 ) 13 .05 ( 5 .72 ) ( 1 .86 ) 5 .49
Less distributions to shareholders:
Net investment income – ( 0 .58 ) ( 0 .49 ) ( 0 .59 ) ( 0 .62 ) ( 0 .61 )
Net realized gains – ( 0 .04 ) – – ( 0 .15 ) ( 1 .76 )
Total distribution to shareholders – ( 0 .62 ) ( 0 .49 ) ( 0 .59 ) ( 0 .77 ) ( 2 .37 )
Net asset value, end of
period
$ 23 .60 $ 30 .73 $ 31 .65 $ 19 .09 $ 25 .40 $ 28 .03
Total Return at NAV ( 23 .20 ) % ( 0 .96 ) % 68 .56% ( 23 .25 ) % ( 6 .38 ) % 22 .76%
Total Return at Market ( 23 .34 ) % ( 1 .94 ) % 69 .09% ( 23 .43 ) % ( 7 .37 ) % 20 .45%
Ratios to average net assets:
Total gross expenses
(a)
0 .16%
(b) (c)
0 .16%
(d)
0 .16% 0 .19%
(e)
0 .47%
(f)
0 .70%
(g)
Total net expenses
(a)(h)
0 .16%
(b) (c)
0 .16%
(d)
0 .16% 0 .19%
(e)
0 .35%
(f)
0 .35%
(g)
Net Investment income 4 .45%
(b)
2 .53% 2 .61% 2 .70% 2 .54% 2 .40%
Supplemental data
Net assets, end of
period
(in thousands) $ 93,212 $ 95,264 $ 30,070 $ 14,321 $ 11,431 $ 9,811
Portfolio turnover 17% 13% 19% 14% 24% 37%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) Annualized.
(c) The ratio includes less than 0.01% for the period ended September 30, 2022 attributed to overdraft expense, which is outside the Unitary Fee
(as defined in Note 3).
(d) The ratio includes less than 0.01% for the year ended March 31, 2022 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(e) The ratio includes less than 0.01% for the year ended March 31, 2020 attributed to overdraft expense and tax expense, which is outside the
Unitary Fee (as defined in Note 3).
(f) The ratio includes less than 0.01% for the year ended March 31, 2019 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(g) The ratio includes less than 0.01% for the year ended March 31, 2018 attributed to line of credit interest expense, overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3).
(h) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia Emerging Markets Consumer ETF
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Semiannual Report 2022 25
Six Months Ended
September 30, 2022
(Unaudited)
Year Ended March 31,
2022 2021 2020 2019
(a)(b)
2018
(a)
Per share data
Net asset value, beginning of
period
$21.33 $27.73 $19.65 $22.67 $26.34 $24.75
Income (loss) from investment
operations:
Net investment income 0.25 0.33 0.29 0.27 0.25 0.10
Net realized and unrealized gain (loss) (2.23) (6.47) 7.97 (2.90) (3.72) 1.59
Total from investment operations (1.98) (6.14) 8.26 (2.63) (3.47) 1.69
Less distributions to shareholders:
Net investment income – (0.26) (0.18) (0.39) (0.20) (0.10)
Net asset value, end of
period
$19.35 $21.33 $27.73 $19.65 $22.67 $26.34
Total Return at NAV (9.28)% (22.22)% 42.02% (11.87)% (13.08)% 6.81%
Total Return at Market (9.15)% (23.46)% 43.27% (11.95)% (13.90)% 7.16%
Ratios to average net assets:
Total gross expenses
(c)
0.49%
(d)(e)
0.53%
(f)
0.59%
(g)
0.60%
(h)
0.61%
(i)
0.81%
(j)
Total net expenses
(k)
0.49%
(d)(e)
0.53%
(c) ( f)
0.59%
(c) ( g)
0.60%
(c) ( h)
0.61%
(c) ( i)
0.81%
(c) ( j)
Net Investment income 2.33%
(d)
1.28% 1.14% 1.20% 1.07% 0.37%
Supplemental data
Net assets, end of
period
(in thousands) $89,967 $117,297 $182,999 $174,921 $290,119 $809,911
Portfolio turnover 10% 31% 40% 37% 61% 27%
Notes to Financial Highlights
(a) Consolidated.
(b) EG Shares Consumer Mauritius, the Fund's Subsidiary, was liquidated on November 30, 2018.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(d) Annualized.
(e) The total gross expense ratio includes less than 0.01% for the period ended September 30, 2022 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, as the entire overdraft expense and tax expense were waived for the six months ended September 30, 2022.
(f) The total gross expense ratio includes less than 0.01% for the year ended March 31, 2022 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2022.
(g) The total gross expense ratio includes less than 0.01% for the year ended March 31, 2021 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as define d in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2021.
(h) The ratio includes 0.01% for the year ended March 31, 2020 attributed to overdraft expense and tax expense, which is outside the Unitary Fee
(as defined in Note 3).
(i) The ratio includes 0.02% for the year ended March 31, 2019 attributed to overdraft expense and tax expense, which is outside the Unitary Fee
(as defined in Note 3).
(j) The ratio includes less than 0.01% for the year ended March 31, 2018 attributed to overdraft expense and tax expense, which is outside the
Unitary Fee (as defined in Note 3).
(k) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia India Consumer ETF (Consolidated)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
26 Thematic Beta ETFs | Semiannual Report 2022
Six Months Ended
September 30, 2022
(Unaudited)
Year Ended March 31,
2022 2021 2020 2019 2018
Per share data
Net asset value, beginning of
period
$50.13 $50.85 $30.80 $42.08 $45.81 $38.31
Income (loss) from investment
operations:
Net investment income 0.13 0.38 0.09 0.29 0.12 0.01
Net realized and unrealized gain (loss) 1.64 2.27 20.12 (11.45) (3.80) 7.52
Total from investment operations 1.77 2.65 20.21 (11.16) (3.68) 7.53
Less distributions to shareholders:
Net investment income – (0.08) (0.16) (0.12) (0.05) (0.03)
Net realized gains – (3.29) – – – –
Total distribution to shareholders – (3.37) (0.16) (0.12) (0.05) (0.03)
Net asset value, end of
period
$51.90 $50.13 $50.85 $30.80 $42.08 $45.81
Total Return at NAV 3.53% 5.22% 65.67% (26.60)% (8.03)% 19.64%
Total Return at Market 3.39% 3.17% 69.58% (28.00)% (8.44)% 19.98%
Ratios to average net assets:
Total gross expenses
(a)
0.77%
(b)(c)
0.77%
(d)
0.80%
(e)
0.81%
(f)
0.77%
(g)
0.87%
(h)
Total net expenses
(a)(i)
0.75%
(b)(c)
0.75%
(d)
0.75%
(e)
0.81%
(f)
0.77%
(g)
0.87%
(h)
Net Investment income 0.53%
(b)
0.70% 0.22% 0.70% 0.26% 0.01%
Supplemental data
Net assets, end of
period
(in thousands) $80,441 $77,709 $91,532 $67,764 $130,436 $144,289
Portfolio turnover 0% 31% 16% 11% 15% 28%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) Annualized.
(c) The total gross expense ratio includes 0.02% for the period ended September 30, 2022 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense were waived for the six months ended September 30, 2022.
(d) The total gross expense ratio includes 0.02% for the year ended March 31, 2022 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2022.
(e) The total gross expense ratio includes 0.05% for the year ended March 31, 2021 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). The total net expense ratio includes less than 0.01% for the year ended March 31, 2021 attributed to overdraft expense.
(f) The ratio includes 0.06% for the year ended March 31, 2020 attributed to overdraft expense and tax expense, which is outside the Unitary Fee
(as defined in Note 3).
(g) The ratio includes 0.02% for the year ended March 31, 2019 attributed to tax expense, which is outside the U nitary Fee (as defined in Note 3).
(h) The ratio includes 0.01% for the year ended March 31, 2018 attributed to line of credit interest expense and tax expense, which is outside the
Unitary Fee (as defined in Note 3).
(i) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
September 30, 2022 (Unaudited)
Thematic Beta ETFs | Semiannual Report 2022 27
Note 1. Organization
Columbia ETF Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer ETF and Columbia
India Consumer ETF. Columbia EM Core ex-China ETF and Columbia India Consumer ETF are non-diversified funds.
Columbia Emerging Markets Consumer ETF may operate as a non-diversified fund while the Dow Jones Emerging Markets
Consumer Titans™ Index is non-diversified.
Basis for Consolidation
The Consolidated Portfolio of Investments; Consolidated Statements of Assets and Liabilities, of Operations and of
Changes in Net Assets; and the Consolidated Financial Highlights of Columbia India Consumer ETF include the accounts of Columbia India Consumer ETF and EG Shares India Consumer Mauritius, a wholly owned subsidiary of Columbia
India Consumer ETF (the Subsidiary) located in the Republic of Mauritius (Mauritius). All inter-company transactions and balances have been eliminated in the consolidation process.
As of the date of this report, Columbia India Consumer ETF invests in Indian securities both directly (in India), and through its corresponding Subsidiary, which in turn invests virtually all of its assets in Indian securities.
Columbia India Consumer ETF and its Subsidiary have historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. The enactment of general anti-avoidance rules in India, the signing of a protocol amending the India-Mauritius tax treaty, and enactment of a 10% tax on long-term capital gains from the alienation of Indian shares after March 31, 2018 (not otherwise exempt under a tax treaty) have resulted in the imposition of additional taxes by
India on Columbia India Consumer ETF and its Subsidiary. For more information, see India-Mauritius Tax Treaty Risk.
A summary of Columbia India Consumer ETF’s investment in the Subsidiary is as follows:
Fund shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets
Fund
% of consolidated fund
net assets Net assets ($)
Net investment income
(loss) ($)
Net realized gain (loss)
($)
Net change in
unrealized appreciation
(depreciation) ($)
Columbia India Consumer ETF 29.9% 24,079,405 144,244 (4,401) 231,591

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2022 (Unaudited)
28 Thematic Beta ETFs | Semiannual Report 2022
and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2022 (Unaudited)
Thematic Beta ETFs | Semiannual Report 2022 29
Interest income is recorded on an accrual basis.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The net asset value per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
The Funds declare and distribute net investment income annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted final rule 33-11125, Tailored Shareholder
Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will require open-end mutual funds and exchange-traded funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2022 (Unaudited)
30 Thematic Beta ETFs | Semiannual Report 2022
structured data format. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments will become effective 60 days after publication in the Federal Register. There is an 18-month transition period after the effective date of the amendment.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Funds (including but not limited to overdraft fees), if any; brokerage expenses, fees, commissions and other portfolio transaction expenses (including but not limited to service fees charged by custodians of depository receipts and scrip fees related to registrations on foreign exchanges); interest and fee expense related to the Funds’ participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses (including but not limited to arbitrations and indemnification expenses); distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of
Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets and is paid as follows:
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Effective investment management
fee rate (%)
Fund
Columbia EM Core ex-China ETF 0.16
Columbia Emerging Markets Consumer ETF 0.49
Columbia India Consumer ETF 0.75

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2022 (Unaudited)
Thematic Beta ETFs | Semiannual Report 2022 31
Expenses waived/reimbursed by the Investment Manager
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the
Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s)
as a percentage of the average daily net assets.
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and ETFs
(but not for Columbia Emerging Markets Consumer ETF)), brokerage commissions, interest (but not Fund overdraft charges), infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/
or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the
Investment Manager in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at March 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended September 30, 2022, were as follows:
Fund
Through
July 31, 2023
Columbia Emerging Markets Consumer ETF 0.49%
Columbia India Consumer ETF 0.75%
Fund Federal Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia EM Core ex-China ETF 114,251,243 2,914,538 (23,732,320) (20,817,782)
Columbia Emerging Markets Consumer ETF 104,669,096 10,442,686 (24,960,705) (14,518,019)
Columbia India Consumer ETF 57,472,110 28,120,071 (2,254,204) 25,865,867
Fund
No expiration short-
term ($)
No expiration long-term
($) Total ($)
Columbia EM Core ex-China ETF - - -
Columbia Emerging Markets Consumer ETF 4,788,186 214,952,921 219,741,107
Columbia India Consumer ETF - - -

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2022 (Unaudited)
32 Thematic Beta ETFs | Semiannual Report 2022
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended September 30, 2022, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended September 30, 2022, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
Each Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
During the six months ended September 30, 2022, Columbia EM Core ex-China ETF, Columbia Emerging Markets
Consumer ETF and Columbia India Consumer ETF had no borrowings.
Note 8. Significant risks
Communication services sector risk
Columbia Emerging Markets Consumer ETF is more susceptible to the particular risks that may affect companies in the communication services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the communication services sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant
Fund Purchases ($)
Proceeds from
sales ($)
Columbia EM Core ex-China ETF 33,615,085 15,725,862
Columbia Emerging Markets Consumer ETF 10,704,181 16,974,585
Columbia India Consumer ETF - -
Fund Contributions ($)
Columbia EM Core ex-China ETF 7,218,639
Columbia Emerging Markets Consumer ETF -
Columbia India Consumer ETF -
Fund Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia EM Core ex-China ETF - - -
Columbia Emerging Markets Consumer ETF 9,014,062 9,793,582 779,520
Columbia India Consumer ETF - - -

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2022 (Unaudited)
Thematic Beta ETFs | Semiannual Report 2022 33
competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many communication services sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Concentration risk
Each Fund concentrates its investments in a particular sector or a group of sectors to approximately the same extent as its respective tracking index, and as such, may be adversely affected by increased price volatility of securities in those sectors, and is more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors.
Consumer concentration risk
Because Columbia Emerging Markets Consumer ETF and Columbia India Consumer ETF concentrate their investments in the discretionary/staples sectors (specifically the discretionary/staples sectors of India for the Columbia India Consumer
ETF), these Funds may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors. The performance of companies in the consumer discretionary/staples sectors is tied closely to the performance of the domestic and international economy, consumer spending levels, changing demographics and consumer tastes.
Correlation/tracking error risk
Each Fund’s value will generally decline when the performance of securities within its tracking index declines. A number of factors may affect the Funds’ ability to achieve a high degree of correlation with its tracking index, and there is no guarantee that the Funds will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Funds from achieving their investment objective. When using a representative sampling approach, the Funds may not track the tracking index as closely as they would by using a full replication approach. The Funds also bear management and other expenses and transaction costs in trading securities or other instruments, which the tracking index does not bear. Accordingly, the Funds’ performance will likely fail to match the performance of the tracking index, after taking expenses into account. It is not possible to invest directly in an index.
Emerging markets risk
The Funds are subject to emerging markets risk. Investments in emerging market securities are likely to have greater exposure to risks of investing in foreign investments including risks associated with political, regulatory, economic, social, diplomatic, and other conditions or events (including, for example, military confrontations, war, terrorism, natural disasters and disease pandemics), occurring in the country or region. In addition, emerging market countries are typically less developed with more limited trading activity than more developed countries, which may result in increased liquidity risk and other risks. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which may make them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluation. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S.
Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Financial sector risk
Columbia EM Core ex-China ETF is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors.

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2022 (Unaudited)
34 Thematic Beta ETFs | Semiannual Report 2022
Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Geographic focus risk
The Funds may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Funds invests. The Funds’ net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region .
Columbia EM Core ex-China ETF and Columbia Emerging Markets Consumer ETF are particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia
Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Funds than if the Funds were more geographically diversified. This could result in increased volatility in the value of the Funds’ investments and losses for the Funds. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Funds to sell such securities at a desirable time and price.
Greater China.
Columbia Emerging Markets Consumer ETF is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers in the Greater China region. The region consists of Hong Kong, The
People’s Republic of China and Taiwan, among other countries, and the Fund’s investments in the region are particularly susceptible to risks in that region. The Hong Kong, Taiwanese, and Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s net asset value and losses. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Export growth continues to be a major driver of China’s economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
India.
Columbia Emerging Markets Consumer ETF and Columbia India Consumer ETF are particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers in India. Because the Funds invest predominantly in Indian securities, their net asset value will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect the Funds’ performance.

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2022 (Unaudited)
Thematic Beta ETFs | Semiannual Report 2022 35
India-Mauritius tax treaty risk
Columbia India Consumer ETF and its Subsidiary have historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. India and Mauritius agreed to an amended protocol with respect to gains resulting from the alienation of shares in Indian companies if the shares were acquired by the Subsidiary on or after April 1, 2017.
Gains realized in the Subsidiary resulting from the alienation of Indian shares acquired prior to April 1, 2017 continue to be exempt from Indian tax under the India-Mauritius tax treaty. Additionally, India has enacted General anti-avoidance rules (GAAR), which seek to curb tax evasion via investments through foreign tax havens and other avenues. Any assertion that the Subsidiary is in violation of GAAR or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition by India of various taxes on Indian securities invested in by the
Subsidiary (and indirectly the Fund). The imposition of taxes on the Subsidiary by India for any of the reasons described herein would result in higher taxes and lower returns for the Fund and its shareholders.
Information technology sector risk
Columbia EM Core ex-China ETF is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’
securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto
(including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2022 (Unaudited)
36 Thematic Beta ETFs | Semiannual Report 2022
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others.
Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 –
and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the
Funds’ ability to achieve their investment objective. Any such event could have a significant adverse impact on the value and risk profile of the Funds.
Non-diversification risk
Columbia EM Core ex-China ETF and Columbia India Consumer ETF are non-diversified funds. Columbia Emerging Markets
Consumer ETF may operate as a non-diversified fund when the Index is non-diversified. A non-diversified fund is permitted to invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Passive investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their tracking index. The Funds invest in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from a tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Variable interest entity risk
Many Chinese companies to which Columbia Emerging Markets Consumer ETF seeks investment exposure use a structure known as a variable interest entity (a VIE) to address Chinese restrictions on direct foreign investment in
Chinese companies operating in certain sectors. The Fund’s investment exposure to VIEs may pose additional risks because the Fund’s investment is in a holding company domiciled outside of China (a Holding Company) whose interests in the business of the underlying Chinese operating company (the VIE) are established through contracts rather than equity ownership. The VIE structure is a longstanding practice in China but, until recently, was not acknowledged by the
Chinese government, creating uncertainty over the possibility that the Chinese government might cease to tolerate VIE structures at any time or impose new restrictions on the structure. In such a scenario, the Chinese operating company could be subject to penalties, including revocation of its business and operating license, or the Holding Company could forfeit its interest in the business of the Chinese operating company. Further, in case of a dispute, the remedies and rights of the Fund may be limited, and legal uncertainty may be exploited against the interests of the Fund. Control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the contractual arrangements, is subject to legal proceedings, or if any physical instruments or property of the VIE, such as seals, business registration certificates, financial data and licensing arrangements (sometimes referred to as “chops”), are used without authorization. In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. In addition to the risk of government intervention, investments through a VIE structure are subject to the risks that the China-based company (or its officers, directors, or Chinese equity owners) may breach the contractual arrangements, that Chinese law changes in a way that adversely affects the enforceability of the arrangements and that the contracts are otherwise not enforceable under Chinese law, in which case a Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available. Further, the Fund is not a VIE owner/shareholder

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2022 (Unaudited)
Thematic Beta ETFs | Semiannual Report 2022 37
and cannot exert influence through proxy voting or other means. Foreign companies listed on stock exchanges in the
United States, including companies using the VIE structure, could also face delisting or other ramifications for failure to meet the expectations and/or requirements of U.S. regulators. Recently, however, China has proposed the adoption of rules which would affirm that VIEs are legally permissible, though there remains significant uncertainty over how these rules will operate. Any of these risks could reduce the liquidity and value of the Fund’s investments in Holding Companies or render them valueless.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission
(SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov .
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
38 Thematic Beta ETFs | Semiannual Report 2022
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer
ETF, and Columbia India Consumer ETF (the Funds). Under an investment management services agreement (the IMS
Agreement), the Investment Manager provides investment advice and other services to the Funds and other funds in the
Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and
June 2022, including reports providing the results of analyses performed by an independent third-party data provider,
Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager,
to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the
Compliance Committee in determining whether to continue the IMS Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for each Fund for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the
Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the
IMS Agreement. Among other things, the information and factors considered included the following:
Information on the investment performance of the Funds relative to the performance of a group of mutual funds determined to be comparable to the Funds by Broadridge, as well as performance relative to benchmarks;
Information on the Funds’ management fees and total expenses, including information comparing the Funds’
expenses to those of a group of comparable funds, as determined by Broadridge;
The Investment Manager’s agreement to contractually limit or cap total operating expenses for Columbia
Emerging Markets Consumer ETF and Columbia India Consumer ETF so that total operating expenses (excluding certain fees and expenses, such as interest, infrequent and/or unusual expenses, and, for Columbia India
Consumer ETF only, acquired fund fees and expenses) would not exceed a specified annual rate, as a percentage of the Funds’ net assets;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Thematic Beta ETFs | Semiannual Report 2022 39
The profitability to the Investment Manager and its affiliates from their relationships with the Funds.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements.
The Board considered the oversight of the administrative and transfer agency services provided by the Bank of New York
Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the
IMS Agreement.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the IMS Agreement supported the continuation of the IMS Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by each of the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Funds, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Funds among their comparison group, (iv) the Funds’ performance relative to peers and benchmarks, (v) the net assets of the Funds and (vi) index tracking error data of each Fund. The
Board observed each Fund’s tracking error versus its index was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Funds and the Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
40 Thematic Beta ETFs | Semiannual Report 2022
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unitary fee structure utilized by each Fund, observing that many of the competitors of the Funds have adopted similar unitary fee structures, as well as data showing the Funds’ contribution to the Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same
Lipper comparison universe. The Board took into account that Columbia India Consumer ETF’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe's median expense ratio shown in the reports and Columbia EM Core ex-China ETF’s and Columbia Emerging Markets Consumer ETF's total expense ratios
(after considering proposed expense caps/waivers) both approximated the peer universe's median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of the
IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Funds. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Columbia Funds. The Board considered that in 2021 the Board had considered
2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in
2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the
Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to
Ameriprise Financial customers and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of the IMS Agreement.
Economies of scale
The Board considered that the IMS Agreement provides for a unitary fee level that does not include pre-established breakpoints, and management's observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement for each Fund were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement for each Fund.

ADDITIONAL INFORMATION
Thematic Beta ETFs | Semiannual Report 2022 41
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust II
290 Congress Street
Boston, MA, 02210
SAR279_03_M01_(11/22)
CET001671
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia ETF Trust II
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	November 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	November 22, 2022
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	November 22, 2022
By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	November 22, 2022